Securitizations and Variable Interest Entities, Involvement with Tax Credit VIEs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Variable Interest Entity [Line Items]
Income tax expense (benefit)	$ 2,607	$ 2,251	[1]	$ 5,764	[1]
Involvement With Tax Credit VIEs Textual [Abstract]
Equity securities	57,336	64,414
Total loans	936,682	955,871
Unfunded credit commitments	$ 603,507	$ 671,947
VIEs that we do not consolidate [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Affordable housing tax credits commitment, payment period	3 years	3 years
Qualified affordable housing project investments, commitment	$ 4,900	$ 4,800
VIEs that we do not consolidate [Member] | Low-income housing tax credit investments [Member]
Variable Interest Entity [Line Items]
Proportional amortization of investments	1,650	1,549		1,545
Tax credits and other tax benefits	(1,899)	(1,834)		(1,783)
Income tax expense (benefit)	(249)	(285)		$ (238)
VIEs that we do not consolidate [Member] | Tax credit structures [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Maximum exposure to loss	30,600	28,000
VIEs that we do not consolidate [Member] | Reported value measurement [Member] | Tax credit structures [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Equity securities	19,700	18,700
Total loans	2,100	2,000
VIEs that we do not consolidate [Member] | Reported value measurement [Member] | Tax credit structures [Member] | Debt, guarantees, and other commitments [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Unfunded credit commitments	$ 8,700	$ 7,300

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).